Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guangzhou Jiatu Culture Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 62,667
Stewart Lor [Member]
Related Party Transaction [Line Items]
Related party transactions	16,094	50,663	117,569
Yuxia XU [Member]
Related Party Transaction [Line Items]
Related party transactions		16,778	22,802
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transactions			1,771
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 4,195